Basis of Preparation and Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of Significant Accounting Policies [Abstract]
Schedule of subsidiaries
Subsidiaries	% of legal ownership 2022	% of legal ownership 2021	% of legal ownership 2020	Country of Incorporation	Principal business activities

Anghami Cayman	100%	100%	-	Cayman	Music streaming
Anghami Technologies Ltd	100%	100%	100%	UAE	Music streaming
Spotlight Recreational Services LLC	100%	-	-	UAE	Live event
Anghami FZ LLC	100%	100%	100%	UAE	Music streaming
Digimusic SAL Offshore	94%	94%	94%	Lebanon	Music streaming
Anghami KSA	100%	100%	-	Saudi Arabia	Music streaming
Anghami for Digital Content	100%	100%	-	Egypt	Music streaming

Schedule of other standards and amendments
New and revised IFRS	Effective for annual periods beginning on or after

Amendments to IAS 8 - Definition of Accounting Estimates	January 1, 2023
Amendzments to IAS 1 and IFRS Practice statement 2	January 1, 2023
Amendments to IAS 41 - Taxation in fair value measurements	January 1, 2022
Amendments to IFRS 9 - Fees in the ’10 per cent’ test for derecognition of financial liabilities	January 1, 2022
Amendments to IFRS 1 - Subsidiary as a first-time adopter	January 1, 2022
Amendments to IAS 37 - Onerous Contracts: Costs of Fulfilling a Contract	January 1, 2022
Amendments to IAS 16 - Proceeds before Intended Use	January 1, 2022
Amendments to IFRS 3 - Reference to the Conceptual Framework	January 1, 2022
Amendments to IAS 1 - Classification of Liabilities as Current or Non-current	January 1, 2023
IFRS 17 - Insurance Contracts	January 1, 2023

Schedule of the estimated useful lives of the assets
Furniture and fixtures	3–5 years
Office and computer equipment	5 years
General installations	5 years